Fair Value of Financial Instruments (Details) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 EUR (€)	Jul. 31, 2019 USD ($)	Dec. 31, 2018 EUR (€)	Sep. 30, 2018 USD ($)	Mar. 07, 2018 USD ($)	Feb. 20, 2018 USD ($)	Jan. 18, 2018 USD ($)
Fair Value of Financial Instruments [Abstract]
Notes payable	$ 356,187	$ 222,950
Note Payable - IVG [Member]
Fair Value of Financial Instruments [Abstract]
Notes payable	4,240	4,000
2018 First Lien Term Loan [Member]
Fair Value of Financial Instruments [Abstract]
Notes payable	146,000	154,000
2.5% Convertible Senior Notes [Member]
Fair Value of Financial Instruments [Abstract]
Notes payable	172,500	0
Foreign Exchange [Member]
Fair Value of Financial Instruments [Abstract]
Notional amount | €			€ 0.0		€ 1.5
Interest Rate Swap [Member]
Fair Value of Financial Instruments [Abstract]
Notional amount	$ 70,000
Turning Point [Member] | Note Payable - IVG [Member]
Fair Value of Financial Instruments [Abstract]
Interest rate	6.00%		6.00%
Aggregate principal amount						$ 4,000
Maturity date	Mar. 05, 2020
Turning Point [Member] | 2018 First Lien Term Loan [Member]
Fair Value of Financial Instruments [Abstract]
Aggregate principal amount							$ 160,000
Turning Point [Member] | 2.5% Convertible Senior Notes [Member]
Fair Value of Financial Instruments [Abstract]
Notes payable	$ 172,500
Interest rate	2.50%		2.50%	2.50%
Aggregate principal amount				$ 172,500
Maturity date	Jul. 15, 2024
Turning Point [Member] | Foreign Exchange [Member]
Fair Value of Financial Instruments [Abstract]
Notional amount	$ 0		€ 0.0		€ 1.5
Gain (loss) on derivatives	0	(100)
Fair value liability	0	100
Turning Point [Member] | Interest Rate Swap [Member]
Fair Value of Financial Instruments [Abstract]
Notional amount	70,000	70,000
Turning Point [Member] | Interest Rate Swap [Member] | Level 2 [Member]
Fair Value of Financial Instruments [Abstract]
Fair value liability	2,500	900
Turning Point [Member] | Fair Value [Member] | 2018 First Lien Term Loan [Member]
Fair Value of Financial Instruments [Abstract]
Long-term debt	146,000	154,000
Turning Point [Member] | Fair Value [Member] | 2018 Second Lien Term Loan [Member]
Fair Value of Financial Instruments [Abstract]
Long-term debt		$ 40,000
Turning Point [Member] | Fair Value [Member] | 2.5% Convertible Senior Notes [Member]
Fair Value of Financial Instruments [Abstract]
Long-term debt	140,100
Standard Outdoor [Member]
Fair Value of Financial Instruments [Abstract]
Aggregate principal amount								$ 3,500	$ 6,500
Fair value of promissory note issued	$ 8,000